RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Transactions and Balances Between Group and its Related-Parties

The table below details the transactions and balances between the Group and its related-parties:

	December 31, 2013	December 31, 2012	December 31, 2011
Income from services rendered to Gold Fields group companies
-Administration services	3.5	8.5	9.1
-Security services	3.6	3.5	3.5
-Training services	1.7	1.8	1.6
-Medical services	2.0	2.0	2.1
Expenditure
Management fees paid to GFGS	1.3	8.1	6.8
Refining fees paid to Rand Refinery	1.3	1.6	1.7

	December 31, 2013	December 31, 2012
Accounts receivable from Gold Fields group companies
GFGS	—	15.7
South Deep Mine	—	33.9
Gold Fields Ghana	—	6.9
Other Gold Fields group companies	—	7.4
Accounts payable to Gold Fields group companies
GFGS	—	4.4
Loans payable to Gold Fields group companies
GFLMS Loan[1]	—	1,996.3

[1] This loan was unsecured, interest-free and had no fixed terms of repayment. Refer to note 1 where this loan was repaid as part of the Spin-off.